Share-Based Compensation - Schedule of Restricted Stock Units Granted (Details) - Restricted Stock Units [Member] - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Restricted Stock Units Granted [Line Items]
Number of shares, Nonvested at beginning of period	1,174,350	571,460	1,234,572	621,135
Weighted average grant date fair value, Non-vested at beginning of period	$ 1.5	$ 2.65	$ 1.77	$ 3.14
Number of shares, Vested	(3,425)	(3,444)	(42,656)	(44,050)
Weighted average grant date fair value Vested	$ 10.28	$ 10.28	$ 9.74	$ 9.9
Number of shares, Forfeited	(6,485)	(5,757)	(27,476)	(14,826)
Weighted average grant date fair value, Forfeited	$ 1.61	$ 3.87	$ 1.9	$ 3.64
Number of shares, Nonvested at end of period	1,164,440	562,259	1,164,440	562,259
Weighted average grant date fair value, Non-vested at end of period	$ 1.47	$ 2.59	$ 1.47	$ 2.59